Indebtedness	12 Months Ended
Dec. 31, 2011
Indebtedness [Abstract]
Indebtedness

Note 7. Indebtedness:

Short-Term Borrowings:

At December 31, 2011 and 2010, PMI's short-term borrowings and related average interest rates consisted of the following:

	December 31, 2011		December 31, 2010
(in millions)	Amount Outstanding	Average Year-End Rate	Amount Outstanding	Average Year-End Rate
Commercial paper	$1,264	0.1%	$1,209	0.2%
Bank loans	247	7.7	538	6.0

	$1,511		$1,747

Given the mix of subsidiaries and their respective local economic environments, the average interest rate for bank loans above can vary significantly from day to day and country to country.

The fair values of PMI's short-term borrowings at December 31, 2011 and 2010, based upon current market interest rates, approximate the amounts disclosed above.

Long-Term Debt:

At December 31, 2011 and 2010, PMI's long-term debt consisted of the following:

(in millions)	2011	2010
U.S. dollar notes, 2.500% to 6.875% (average interest rate 4.982%), due through 2041	$11,269	$8,190
Foreign currency obligations:
Euro notes, 4.250% to 5.875% (average interest rate 5.100%), due through 2016	3,533	4,899
Swiss franc notes, 1.0% to 4.0% (average interest rate 2.802%), due through 2021	1,719	1,050
Other (average interest rate 2.345%), due through 2024	513	616

	17,034	14,755

Less current portion of long-term debt	2,206	1,385

	$14,828	$13,370

Debt offerings in 2011:

PMI's debt offerings in 2011 were as follows:

(in millions)
Type	Face Value	Interest Rate	Issuance		Maturity
U.S. dollar notes	$650	2.500%	May 2011		May 2016
U.S. dollar notes	$350	4.125	May 2011		May 2021
U.S. dollar notes	$600	2.500	August 2011	(a)	May 2016
U.S. dollar notes	$750	2.900	November 2011		November 2021
U.S. dollar notes	$750	4.375	November 2011		November 2041
Swiss franc notes	CHF 325 (approximately $362)	1.000	December 2011		December 2016
Swiss franc notes	CHF 300 (approximately $335)	2.000	December 2011		December 2021

(a)	The notes are a further issuance of the 2.500% notes issued by PMI in May 2011.

The net proceeds from the sale of these securities were used to meet PMI's working capital requirements, to repurchase PMI's common stock, to refinance debt and for general corporate purposes.

Other debt:

Other foreign currency debt above includes $85 million and $137 million at December 31, 2011 and 2010, respectively, of capital lease obligations primarily associated with PMI's vending machine distribution network in Japan. Other foreign currency debt also includes long-term debt from our business combination in the Philippines and mortgage debt in Switzerland at December 31, 2011 and 2010.

Aggregate maturities:

Aggregate maturities of long-term debt are as follows:

(in millions)
2012	$2,206
2013	2,811
2014	1,256
2015	972
2016	2,563
2017-2021	4,927
2022-2026	148
Thereafter	2,250

17,133
Debt discounts	(99)

Total long-term debt	$17,034

See Note 16. Fair Value Measurements for additional disclosures related to the fair value of PMI's debt.

Credit Facilities:

In May 2011, PMI entered into an agreement with certain financial institutions to extend the expiration date for its $2.5 billion revolving credit facility from September 30, 2013 to March 31, 2015.

On October 25, 2011, PMI entered into a new multi-year revolving credit facility in the amount of $3.5 billion, which expires on October 25, 2016. This new revolving credit facility replaced PMI's $2.7 billion multi-year credit facility, which was to expire on December 4, 2012.

At December 31, 2011, PMI's committed credit facilities and commercial paper outstanding were as follows:

(in billions of dollars)
Type	Committed Credit Facilities	Commercial Paper
Multi-year revolving credit, expiring March 31, 2015	$2.5

Multi-year revolving credit, expiring October 25, 2016	3.5

Total facilities	$6.0

Commercial paper outstanding		$1.3

At December 31, 2011, there were no borrowings under the committed credit facilities, and the entire committed amounts were available for borrowing.

Each of these facilities requires PMI to maintain a ratio of consolidated earnings before interest, taxes, depreciation and amortization ("consolidated EBITDA") to consolidated interest expense of not less than 3.5 to 1.0 on a rolling four-quarter basis. At December 31, 2011, PMI's ratio calculated in accordance with the agreements was 15.9 to 1.0. These facilities do not include any credit rating triggers, material adverse change clauses or any provisions that could require PMI to post collateral. The terms "consolidated EBITDA" and "consolidated interest expense," both of which include certain adjustments, are defined in the facility agreements previously filed with the Securities and Exchange Commission.

In addition to the committed credit facilities discussed above, certain subsidiaries maintain short-term credit arrangements to meet their respective working capital needs. These credit arrangements, which amounted to approximately $1.9 billion at December 31, 2011, are for the sole use of the subsidiaries. Borrowings under these arrangements amounted to $247 million at December 31, 2011, and $538 million at December 31, 2010.